Fair Value - Additional Information (Details) - Hoya Intermediate, LLC - Recurring - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
June 2017 First Lien Loan | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value	$ 465.1	$ 583.1
Carrying amount	460.1	609.1
Repayments of debt	$ 148.2
May 2020 First Lien Loan | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value		319.9
Carrying amount		$ 268.2